Commitments	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Commitments [Abstract]
COMMITMENTS
NOTE 11	COMMITMENTS

Lease Agreement - The Company leases its office space under a month-to-month lease. Rent expense was $25,074 and $18,456 and $48,099 and $36,912 for the three and six months ended December 31, 2016 and 2015, respectively. On March 2, 2016, the Company entered into an Amendment to Lease in order to extend the current lease through March 31, 2019. The lease calls for monthly rent of $6,719 per month for the period of April 1, 2016 through March 31, 2017. The monthly rent increases 4% for each of the next two years.

The future minimum payments under this lease are as follows:

Fiscal year ending, June 30:
2017 – remaining six months	$41,121
2018	84,696
2019	65,412

Total	$191,229

The Company is delinquent in remitting its payroll taxes to the applicable governmental authorities. Total due, including estimated penalties and interest is $560,589 and $590,799 at December 31, 2016 and June 30, 2016, respectively.

NOTE 11	COMMITMENTS

Lease Agreement - The Company leases its office space under a month-to-month lease. Rent expense was $69,313 and $74,439 for the years ended June 30, 2016 and 2015, respectively. On March 2, 2016, the Company entered into an Amendment to Lease in order to extend the current lease through March 31, 2019. The lease calls for monthly rent of $6,719 per month for the period of April 1, 2016 through March 31, 2017. The monthly rent increases 4% for each of the next two years.

The future minimum payments under this lease are as follows:

Fiscal year ending,
June 30, 2017	$81,435
June 30, 2018	84,696
June 30, 2019	65,412

Total	$231,543

The Company is delinquent in remitting its payroll taxes to the applicable governmental authorities. Total due, including estimated penalties and interest is $590,799 and $655,446 at June 30, 2016 and 2015, respectively.